Losses and Loss Expenses - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Workers' compensation
Loss And Loss Expenses Disclosure [Line Items]
Discount rate used on unpaid losses for workers compensation	5.00%	5.00%
Undiscounted tabular unpaid losses and loss expenses, net of reinsurance reserve	$ 609.1	$ 645.2
Related unpaid losses and loss expenses, discounted	331.5	343.0
UK motor liabilities
Loss And Loss Expenses Disclosure [Line Items]
Discount rate used on unpaid losses	1.50%	1.50%
Undiscounted tabular unpaid losses and loss expenses, net of reinsurance reserve	262.0	240.0
Related unpaid losses and loss expenses, discounted	$ 165.7	$ 148.6